Revenue (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue by client concentration
Revenue	$ 438,961	$ 446,943	$ 424,105
Top client
Revenue by client concentration
Revenue	33,416	36,911	63,213
Top 10 clients
Revenue by client concentration
Revenue	$ 180,481	$ 177,419	$ 209,605